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May 5, 1998


Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Lincoln National Variable Annuity Separate Account C
     (Registration No. 33-25990)

Ladies and Gentlemen:

On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln National Variable Annuity Separate Account C, we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and Statement of Additional Information ("SAI") for certain variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus and SAI contained in the most recent post-effective amendment filed electronically on April 22, 1998.

Sincerely,

/s/ Julie A. Flanagan

Julie A. Flanagan
Security Fund Specialist